Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Loans and advances to banks	£ 7,843	£ 7,001
Loans and advances to customers	456,095	448,567
Reverse repurchase agreements	56,516	54,753
Debt securities	8,980	6,835
Financial assets at amortised cost	529,434	517,156
Financial liabilities
Deposits from banks	7,470	7,647
Customer deposits	478,213	476,344
Repurchase agreements at amortised cost	48,175	31,125
Debt securities in issue	74,284	71,552
Subordinated liabilities	10,773	13,108
Carrying value
Financial assets
Loans and advances to banks	7,843	7,001
Loans and advances to customers	456,095	448,567
Reverse repurchase agreements	56,516	54,753
Debt securities	8,980	6,835
Financial assets at amortised cost	529,434	517,156
Financial liabilities
Deposits from banks	7,470	7,647
Customer deposits	478,213	476,344
Repurchase agreements at amortised cost	48,175	31,125
Debt securities in issue	74,284	71,552
Subordinated liabilities	10,773	13,108
Fair value
Financial assets
Loans and advances to banks	7,845	6,997
Loans and advances to customers	459,135	451,772
Reverse repurchase agreements	56,516	54,753
Debt securities	8,865	6,876
Financial assets at amortised cost	532,361	520,398
Financial liabilities
Deposits from banks	7,471	7,647
Customer deposits	478,295	476,506
Repurchase agreements at amortised cost	48,175	31,125
Debt securities in issue	73,694	74,665
Subordinated liabilities	£ 11,246	£ 14,804